Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Property and equipment	$ 49,932	$ 28,329	$ 25,212
Depletion	718	721	660
Unrealized rents	27	52	1,166
Prepaid expenses	76	38	431
Gross deferred tax liabilities	50,753	29,140	27,469
Employee benefits and other	642	1,159	1,487
Gross deferred tax assets	642	1,159	1,487
Net deferred tax liability	$ 50,111	$ 27,981	$ 25,982